Investment Strategy	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Strategy

Note 5—Investment Strategy

Stable Value Fund

The Plan's investment in the SVF is a separately managed portfolio exclusively available to the Plan participants. The SVF consists of synthetic investment contracts (SYNs) and a STIF. The STIF seeks to provide safety of principal and daily liquidity by investing in high quality money market instruments that include but are not limited to certificates of deposit, repurchase agreements, commercial paper, bank notes, time deposits, corporate debt, and U.S. Treasury and agency debt. While the intent of this fund is to allow daily withdrawals on each business day when the Federal Reserve’s wire system is open, the trustee of the fund may suspend withdrawal rights at its sole discretion in certain situations such as a breakdown in the means of communication normally employed in determining the value of the investments of the fund or a state of affairs in which the disposition of the assets of the fund would not be reasonably practicable or would be seriously prejudicial to the fund participants. The STIF is valued at amortized cost, which approximates fair value. In a SYN contract structure, the underlying investments are owned by the SVF and held in a trust for Plan participants. The underlying investments of the SYNs in the SVF Trust consist of CCTs. The SVF Trust purchases multiple wrapper contracts from insurance companies and/or banks to support the book value accounting (principal plus accrued income) to the Plan. The wrapper contract amortizes the realized and unrealized gains and losses on the underlying investments, typically over the duration of the investment, through adjustments to the future interest crediting rates. The issuers of the wrapper contracts provide assurances that the adjustments to the interest crediting rates do not result in future interest crediting rates that are less than zero. There are no reserves against contract value for credit risk of the contract issuers or the underlying investments. The crediting rates for most SYNs are reset monthly or quarterly and are based on the fair value of the underlying portfolio of assets backing these contracts. The total contract value of the SYNs as of December 31, 2025 and 2024, was $639 million and $685 million respectively.

In certain circumstances, the amount withdrawn from investment contracts may be payable at fair value rather than contract value. These events include, but are not limited to, termination of the Plan or SVF, a material adverse change to the provisions of the Plan, a decision by the Plan Administrators to withdraw from or terminate an investment contract without securing a replacement contract, and in the event of a spin-off or sale of a division if the terms of a successor plan do not meet the investment contract issuer’s underwriting criteria for issuance of a clone investment contract. However, the events described above are not probable of occurring in the foreseeable future.

Examples of events that would permit a contract issuer to terminate an investment contract upon short notice include the Plan’s loss of its qualified tax status, un-cured material breaches of responsibilities, or material and adverse changes to the provisions of the Plan. If one of these occurred, the investment contract issuer could terminate the investment contract at fair value. The Plan Administrators do not anticipate any of these events are probable of occurrence.

JPMCB Large Cap Growth Fund

The JPMCB Large Cap Growth Fund is a common collective trust established and maintained by JPMorgan Chase Bank, N.A. The fund seeks long-term capital appreciation by investing primarily in equity securities of well-established companies with large market capitalizations. The investment strategy focuses on companies with attractive fundamentals, the potential to exceed market expectations, and positive price momentum.

Vanguard Trusts

Target Retirement Date Trusts

This category includes collective investment trusts in highly diversified funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances. The year in the trust name refers to the approximate year (the target date) when an investor in the trust would retire and leave the workforce. Each trust will gradually shift its emphasis from more aggressive investments to more conservative ones based on its target date through asset allocation. The fair value of each trust reflects the proportionate interest in the net assets of the underlying investments.

Other Vanguard Trusts

This category includes passively and actively managed strategies of Vanguard funds that are comprised of domestic equities, international equities, and fixed income securities. Participant transactions occur in customized portfolios which hold shares of the underlying Vanguard Trust. Since participant transactions occur at the portfolio level instead of directly into the Vanguard Trust, the NAV per share will trend with but not equal the NAV in the underlying Vanguard Trust held by the Plan. The passively managed Vanguard Institutional Trusts seek to track the investment performance of the underlying performance index. The fair value of each trust reflects the proportionate interest in the net assets of the underlying investments.

Redemption Administration

The Trustee of the Vanguard Trusts, in its sole discretion, but upon consultation with the Plan, shall decide whether to honor a redemption request in cash, in kind, or a combination of both. The Trustee will use its best efforts to distribute proceeds to the redeeming Plan as soon as practicable; provided however, that (i) cash proceeds from the sale of securities liquidated to fund a withdrawal need not be paid until after the actual settlement date or dates of the sale of such securities; and (ii) the Trustee may suspend redemptions and/or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed or during other emergency circumstances.